Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2020	2021	2022
	(in thousands, except share and per share data)
Profit (Loss)	$(54,516)	$(20,263)	$(9,008)
Weighted average number of shares outstanding for basic EPS	112,432,988	146,691,784	184,587,104
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	—	—
Net effect of vesting of restricted stock	—	—	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	112,432,988	146,691,784	184,587,104
Basic earnings (loss) per share	$(0.48)	$(0.14)	$(0.05)
Diluted earnings (loss) per share	$(0.48)	$(0.14)	$(0.05)
ADS outstanding for basic and diluted earnings (loss) per ADS	28,108,247	36,672,946	46,146,776
Basic earnings (loss) per ADS	$(1.94)	$(0.55)	$(0.20)
Diluted earnings (loss) per ADS	$(1.94)	$(0.55)	$(0.20)